Share-based compensation - Additional Information (Detail) - USD ($)		1 Months Ended			3 Months Ended		9 Months Ended
	Apr. 10, 2017	Aug. 31, 2017	Jul. 31, 2017	May 31, 2016	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses					$ 1,516,000	$ 1,986,000	$ 5,282,000	$ 4,254,000
Total unrecognized compensation costs relating to unvested share-based compensation awards					$ 11,194,000		$ 11,194,000		$ 14,527,000
Expected to be recognized over a weighted average period							10 months
Shares remaining for issuance under stock incentive plan					955,020		955,020		1,253,635
Arrangement Fees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Arrangement fees settled in Class A common shares					$ 0	1,600,000	$ 1,872,000	7,598,000
Transaction Fees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Transaction fees capitalized to vessels					551,000	1,278,000	1,605,000	4,890,000
Transaction fees settled in Class A common shares					551,000	639,000	1,573,000	2,445,000
Chairman [Member] | Class A Common Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses					$ 6,920,000		$ 6,920,000
Common shares granted			1,000,000
Common shares purchased		1,000,000
Common shares purchased, price per share		$ 6.00
Director [Member] | Class A Common Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Termination fee paid	$ 6,250,000
Termination fee paid, shares	945,537
Performance Stock Units [Member] | Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, stock units				786,147
Weighted average grant date fair value				$ 10.23
Restricted shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, stock units							107,270
Weighted average grant date fair value							$ 8.97
Vesting period							1 year
Total fair value of shares vested							$ 880,000	827,000
Phantom share units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, stock units							90,000
Weighted average grant date fair value							$ 6.85
Vesting period							3 years
Outstanding phantom share units vested and available for exchange					587,001		587,001		537,001
Performance based bonus [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses					$ 0	$ 150,000	$ 150,000	$ 450,000